Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Separate Financial Statements [Abstract]
Investments in joint ventures	The following table provides aggregated summarized financial information for the group's joint ventures as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from joint ventures - after interest and tax			Investments in joint ventures
	2025	2024	2023	2025	2024
Azule Energy	406	504	700	5,080	5,109
Other joint ventures	(706)	405	(633)	8,320	7,182
	(300)	909	67	13,400	12,291

			$ million
			Gross amount
	2025	2024	2023
Sales and other operating revenues	4,426	5,410	5,164
Profit (loss) before interest and taxation	1,266	1,896	2,146
Finance costs	304	512	400
Profit (loss) before taxation[a]	962	1,384	1,746
Taxation	150	376	346
Profit (loss) for the year	812	1,008	1,400
Other comprehensive income	—	—	—
Total comprehensive income	812	1,008	1,400
Non-current assets	22,564	20,584
Current assets[b]	4,010	3,384
Total assets	26,574	23,968
Current liabilities[c]	5,056	3,576
Non-current liabilities[d]	11,358	10,174
Total liabilities	16,414	13,750
Net assets	10,160	10,218
Less: non-controlling interests	—	—
	10,160	10,218
aAzule Energy includes depreciation and amortisation of $2,729 million (2024 $2,844 million and 2023 $2,768 million), interest income of $nil (2024 $nil and 2023 $nil) and interest expense of $303 million (2024 $513 million and 2023 $407 million).
bAzule Energy includes cash and cash equivalents of $596 million (2024 $570 million).
cAzule Energy includes current financial liabilities of $4,635 million (2024 $3,417 million).
dAzule Energy includes non-current financial liabilities of $5,827 million (2024 $3,426 million).
Transactions between the group and its joint ventures are summarized below.

						$ million
Sales to joint ventures		2025		2024		2023
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	2,470	469	3,653	507	3,585	501

Purchases from joint ventures		2025		2024		2023
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
LNG, crude oil and oil products, natural gas, refinery operating costs, plant processing fees	2,230	426	2,952	468	3,328	427

Summarized financial information relating to the group's share of joint ventures

									$ million
									bp share
			2025			2024			2023
	Azule Energy	Other	Total	Azule Energy	Other	Total	Azule Energy	Other	Total
Sales and other operating revenues	2,213	10,030	12,243	2,705	12,164	14,869	2,582	13,705	16,287
Profit (loss) before interest and taxation	633	(61)	572	948	(74)	874	1,073	8	1,081
Finance costs	152	398	550	256	249	505	200	421	621
Profit (loss) before taxation	481	(459)	22	692	(323)	369	873	(413)	460
Taxation	75	247	322	188	(729)	(541)	173	219	392
Non-controlling interest	—	—	—	—	1	1	—	1	1
Profit (loss) for the year	406	(706)	(300)	504	405	909	700	(633)	67
Other comprehensive income	—	—	—	—	(3)	(3)	—	45	45
Total comprehensive income	406	(706)	(300)	504	402	906	700	(588)	112
Non-current assets	11,282	18,162	29,444	10,292	13,871	24,163
Current assets	2,005	3,960	5,965	1,692	4,363	6,055
Total assets	13,287	22,122	35,409	11,984	18,234	30,218
Current liabilities	2,528	3,398	5,926	1,788	2,914	4,702
Non-current liabilities	5,679	7,244	12,923	5,087	5,057	10,144
Total liabilities	8,207	10,642	18,849	6,875	7,971	14,846
Net assets	5,080	11,480	16,560	5,109	10,263	15,372
Less: non-controlling interests	—	(90)	(90)	—	(11)	(11)
	5,080	11,390	16,470	5,109	10,252	15,361

Group investment in joint ventures
Group share of net assets (as above)	5,080	11,390	16,470	5,109	10,252	15,361
Cumulative impairment charge	—	(3,066)	(3,066)	—	(3,066)	(3,066)
Loans made by group companies to joint ventures	—	(4)	(4)	—	(4)	(4)
	5,080	8,320	13,400	5,109	7,182	12,291